ORGANIZATION AND BUSINESS DESCRIPTION (Details) - USD ($)	1 Months Ended
	May 31, 2025	Jun. 30, 2026	Dec. 31, 2025
ORGANIZATION AND BUSINESS DESCRIPTION
Ordinary shares, par value (in dollars per share)		$ 0.0096	$ 0.0096
Baosheng BVI
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Baosheng Hong Kong
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Beijing Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Horgos Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Kashi Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Baosheng Technology
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Baosheng Network
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Beijing Xunhuo
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Zhiding Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Yuansheng Meiyan
ORGANIZATION AND BUSINESS DESCRIPTION
Ownership interest held		100.00%
Kashi Baosheng
ORGANIZATION AND BUSINESS DESCRIPTION
Net Assets	$ 3,772
Recognized loss	$ 3,725